Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,024,387,701.12
Previously Paid Amount	0
Total Fee Amount	156,833.76
Total Offset Amount	0
Net Fee	$ 156,833.76